Accounts Payable	6 Months Ended
Apr. 30, 2026
Accounts Payable [Abstract]
ACCOUNTS PAYABLE	NOTE 13–ACCOUNTS PAYABLE Accounts payable comprised of the following:
	April 30,	October 31,
	2026	2025
Inventory purchase	$2,918,054	$802,197
Total	$2,918,054	$802,197